INCOME TAXES	12 Months Ended
Dec. 31, 2018
Statements Line Items
INCOME TAXES [Text Block]

NOTE 16 – INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	2018	2017	2016
	$	$	$
Loss before income taxes	(11,727)	(5,232)	(5,486)
Corporate tax rate	27.00%	26.44%	26.59%

Expected tax recovery	(3,166)	(1,383)	(1,459)
Increase (decrease) resulting from:
Differences in foreign tax rates and change
in statutory tax rates	73	6,381	(231)
Impact of foreign exchange rate changes	(1,343)	1,277	506
Change in unrecognized deferred tax assets	4,288	(6,507)	1,290
Stock based compensation and expiry of losses	148	33	198
Non taxable/deductible amounts	-	199	(304)
Deferred income tax recovery	-	-	-

No deferred tax asset has been recognized in respect of the following losses and deductible temporary differences as it is not considered probable that sufficient future taxable profit will allow the deferred tax assets to be recovered.

	2018	2017	2016
	$	$	$
Deferred income tax assets
Non-capital losses available	22,683	20,998	26,679
Capital losses available	1,113	1,113	1,072
Resource tax pools in excess of net book value	7,506	5,279	4,846
Share issue costs and others	1,030	654	1,171
Unrecognized deferred tax assets	32,332	28,044	33,768

The Company has the approximate amounts of tax pools available as follows:

As at December 31	2018	2017	2016
	$	$	$
Canada:
Exploration and development expenditures	17,810	17,100	16,750
Unamortized share issue costs	176	261	292
Capital losses	8,242	8,242	8,242
Non-capital losses	34,979	33,120	30,783
	61,207	58,723	56,067
United States:
Exploration and development expenditures	9,317	15,883	17,149
Undeducted expenses	3,001	2,760	2,954
Non-capital losses	58,992	53,733	58,247
	71,310	72,376	78,350
Total	132,517	131,099	134,417

The exploration and development expenditures at December 31, 2018 can be carried forward to reduce future income taxes indefinitely. The non-capital losses for income tax purposes expire as follows:

	Canada	United States	Total
	$	$	$
2026	24	2,753	2,777
2027	3,606	3,669	7,275
2028	4,674	276	4,950
2029	3,842	3,552	7,394
2030	2,068	3,017	5,085
2031	2,408	3,038	5,446
2032	4,372	8,271	12,643
2033	2,167	17,632	19,799
2034	3,966	13,773	17,739
2035	2,292	590	2,882
2036	1,815	1,783	3,598
2037	2,354	80	2,434
2038	1,391	558	1,949
	34,979	58,992	93,971

The Company does not recognize deferred tax assets related to the foregoing tax pools because it is not probable that future taxable profit will be available against which the tax pools can be utilized.